Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUND† - 7.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[1]	11,710,166	$11,710,166
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	9,676,326	9,676,326
Total Money Market Fund
(Cost $21,386,492)		21,386,492
	Face Amount
ASSET-BACKED SECURITIES†† - 40.5%
Collateralized Loan Obligations - 33.7%
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	$7,650,000	7,495,981
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,482,450
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,227,908
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,608,021
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,750,000	1,671,756
BXMT Ltd.
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,2	2,500,000	2,452,134
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,750,000	1,701,088
Sound Point CLO XIX Ltd.
2018-1A A, 5.08% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	4,135,000	4,079,200
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,500,000	3,407,953
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,022,443
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	3,000,000	2,937,924
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	2,908,191	2,895,283
MidOcean Credit CLO VII
2020-7A A1R, 5.12% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,697,099	2,660,463
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,580,518	2,504,047
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,500,000	2,441,874
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,400,000	1,342,376
2021-FL2 B, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	949,101
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 5.77% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,157,732
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,054,213
Shackleton VIII CLO Ltd.
2017-8A A2R, 5.16% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	2,028,220	2,012,619

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 40.5% (continued)
Collateralized Loan Obligations - 33.7% (continued)
FS Rialto
2021-FL3 B, 6.13% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	$2,000,000	$1,903,462
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,845,619
Venture XIV CLO Ltd.
2020-14A ARR, 5.77% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,768,152	1,744,469
Parliament CLO II Ltd.
2021-2A A, 6.03% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	1,750,000	1,721,451
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,750,000	1,688,616
Marathon CLO V Ltd.
2017-5A A2R, 6.13% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	1,618,482	1,607,219
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	74,154	73,981
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,676,556
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,668,673
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,668,369
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,467,268
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,397,280
BRSP Ltd.
2021-FL1 B, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,395,945
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,372,697
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,204,305
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.37% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	1,013,683	1,008,078
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	975,689
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	982,035	965,869
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	961,161
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	958,521

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 40.5% (continued)
Collateralized Loan Obligations - 33.7% (continued)
Wellfleet CLO Ltd.
2020-2A A1R, 5.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	$914,369	$903,657
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	738,955
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	721,084
LoanCore Issuer Ltd.
2018-CRE1 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	592,312	591,121
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.44% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	336,145
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	300,000	295,138
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	184,692	184,073
Total Collateralized Loan Obligations		95,179,967
Financial - 1.5%
Madison Avenue Secured Funding Trust Series
2022-1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Station Place Securitization Trust
2022-SP1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	950,000	950,000
Total Financial		4,300,000
Transport-Container - 1.5%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,553,750	2,129,225
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,219,321	1,039,684
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	725,333	609,229
2020-1A, 2.73% due 08/21/45[2]	372,267	337,054
Total Transport-Container		4,115,192
Transport-Aircraft - 1.4%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,575,909	1,555,966
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,236,390	980,248
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,046,330	917,095
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	746,631	564,541
Total Transport-Aircraft		4,017,850
Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,372,840	2,993,502
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	951,720	793,494
Total Net Lease		3,786,996
Whole Business - 1.1%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	2,079,000	2,042,800

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 40.5% (continued)
Whole Business - 1.1% (continued)
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	$1,237,500	$1,045,716
Total Whole Business		3,088,516
Total Asset-Backed Securities
(Cost $119,307,072)		114,488,521
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.5%
Residential Mortgage-Backed Securities - 16.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	2,384,961	2,250,021
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,134,453	1,083,973
2020-NQM1, 1.21% due 05/25/65[2,3]	813,716	737,706
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	815,135	735,859
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	595,252	543,834
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,3]	1,743,303	1,566,823
2022-R1, 3.13% due 01/29/70[2,3]	1,206,772	1,068,822
2021-HE1, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	436,342	429,894
2021-HE2, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	220,908	218,346
PRPM LLC
2021-5, 1.79% due 06/25/26[2,3]	1,435,634	1,299,935
2022-1, 3.72% due 02/25/27[2,3]	1,332,461	1,245,856
2021-8, 1.74% (WAC) due 09/25/26◊,2	635,739	569,584
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,3]	1,480,895	1,338,572
2021-GS4, 1.65% due 11/25/60[2,3]	1,211,066	1,082,562
2021-GS2, 1.75% due 04/25/61[2,3]	586,803	530,406
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,3]	2,298,008	2,059,582
2022-SP1, 5.25% due 07/25/62[2,3]	819,591	789,072
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,3]	1,237,691	1,122,827
2021-6, 1.89% (WAC) due 10/25/66◊,2	752,596	603,293
2019-4, 2.85% due 11/25/59[2,3]	353,552	335,372
2020-1, 2.42% due 01/25/60[2,3]	304,999	287,132
2021-3, 1.44% (WAC) due 06/25/66◊,2	259,233	205,014
2019-4, 2.64% due 11/25/59[2,3]	212,893	201,941
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,455,917
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	1,048,326	978,747
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,030,581	949,240
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,920,204	1,791,474
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	988,134	893,327
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	701,152	676,008
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,602,340	1,511,821
FKRT
2.21% due 11/30/58†††,4	1,550,000	1,487,814
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,638,885	1,469,846
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,454,640	1,393,849
NovaStar Mortgage Funding Trust Series
2007-2, 4.59% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,326,407	1,276,549
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,3]	1,373,412	1,267,690
GCAT 2022-NQM4 Trust
2022-NQM4, 5.73% due 08/25/67[2,3]	1,267,628	1,231,950

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.5% (continued)
Residential Mortgage-Backed Securities - 16.9% (continued)
Towd Point Revolving Trust
4.83% due 09/25/64[4]	$1,250,000	$1,203,249
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	717,628	686,792
2017-5, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	453,225	448,521
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 4.96% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	888,139	872,712
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	687,557	661,738
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	171,860	165,893
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,3]	825,146	806,458
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,4	460,486	410,610
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,4	378,726	372,275
Banc of America Funding Trust
2015-R2, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	672,477	655,738
Alternative Loan Trust
2007-OA7, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	711,174	593,929
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.53% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	596,576	573,956
HarborView Mortgage Loan Trust
2006-14, 4.64% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	638,291	544,111
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	610,916	502,741
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	415,032	395,070
Morgan Stanley Home Equity Loan Trust
2006-2, 4.95% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	307,694	300,376
CSMC Series
2014-2R, 3.34% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	243,293	240,019
CIT Mortgage Loan Trust
2007-1, 5.74% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	203,357	202,196
Nationstar Home Equity Loan Trust
2007-B, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	183,887	182,380
Structured Asset Investment Loan Trust
2005-2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	93,452	92,487
FBR Securitization Trust
2005-2, 5.14% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	76,748	76,158
Countrywide Asset-Backed Certificates
2006-6, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	74,858	74,689
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	50,788	47,959
Total Residential Mortgage-Backed Securities		47,800,715
Commercial Mortgage-Backed Securities - 5.6%
BX Commercial Mortgage Trust
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,508,399
2022-LP2, 5.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,021,229	961,662

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.5% (continued)
Commercial Mortgage-Backed Securities - 5.6% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	$3,900,000	$3,714,027
WMRK Commercial Mortgage Trust 2022-WMRK
2022-WMRK, 7.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,839,272
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,5	48,250,142	1,634,715
Life Mortgage Trust
2021-BMR, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	933,822	887,537
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,5	24,682,537	783,730
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,5	39,988,197	782,577
BXHPP Trust
2021-FILM, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,741
KKR Industrial Portfolio Trust
2021-KDIP, 5.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	225,000	213,491
Total Commercial Mortgage-Backed Securities		15,775,151
Total Collateralized Mortgage Obligations
(Cost $67,882,742)		63,575,866
CORPORATE BONDS†† - 20.6%
Financial - 9.1%
GA Global Funding Trust
5.09% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,226,615
1.63% due 01/15/26[2]	600,000	532,692
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,545,197
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,152,542
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[6]	1,650,000	1,635,662
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,626,400
Macquarie Group Ltd.
5.11% due 08/09/26[2,6]	1,600,000	1,593,276
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[6]	1,600,000	1,588,591
Credit Suisse AG NY
5.09% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,437,866
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,183,126
Citigroup, Inc.
4.62% (SOFR + 0.69%) due 01/25/26◊	950,000	928,615
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	843,581
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,6]	850,000	815,813
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	804,861
Mizuho Financial Group, Inc.
5.51% due 09/13/28[6]	800,000	800,146
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	771,446
Capital One Financial Corp.
4.99% due 07/24/26[6]	650,000	636,616
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	350,004
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	241,320
Total Financial		25,714,369
Consumer, Non-cyclical - 3.2%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,013,322
2.05% due 04/15/26[2]	900,000	782,170
1.15% due 06/07/24[2]	800,000	739,854
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,705,173
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,552,004
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	970,372
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	953,300
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	800,000	757,898
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	346,040

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 20.6% (continued)
Consumer, Non-cyclical - 3.2% (continued)
Block, Inc.
2.75% due 06/01/26	$150,000	$134,010
Total Consumer, Non-cyclical		8,954,143
Industrial - 3.0%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,386,489
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,373,402
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	838,140
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	835,866
Stericycle, Inc.
5.38% due 07/15/24[2]	775,000	763,445
Vontier Corp.
1.80% due 04/01/26	850,000	718,292
Jabil, Inc.
4.25% due 05/15/27	250,000	236,394
1.70% due 04/15/26	250,000	221,536
Weir Group plc
2.20% due 05/13/26[2]	200,000	177,369
Total Industrial		8,550,933
Technology - 1.6%
HCL America, Inc.
1.38% due 03/10/26[2]	2,800,000	2,475,789
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,287,336
Infor, Inc.
1.45% due 07/15/23[2]	780,000	761,718
Total Technology		4,524,843
Consumer, Cyclical - 1.2%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	2,150,000	2,044,569
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,124,413
Newell Brands, Inc.
4.45% due 04/01/26	116,000	109,132
6.38% due 09/15/27	84,000	83,370
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	97,855
Total Consumer, Cyclical		3,459,339
Communications - 1.0%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,361,646
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	595,667
2.25% due 02/15/26	250,000	227,410
Paramount Global
4.75% due 05/15/25	360,000	354,412
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	289,000	262,540
Total Communications		2,801,675
Utilities - 0.6%
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,676,416
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,567,248
Basic Materials - 0.3%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	849,852
Total Corporate Bonds
(Cost $62,020,355)		58,098,818
SENIOR FLOATING RATE INTERESTS††,◊ - 1.0%
Industrial - 0.6%
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	995,000	871,511
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	765,000	785,846
Total Industrial		1,657,357
Technology - 0.3%
Dun & Bradstreet
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	843,444	834,259
MACOM Technology Solutions Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	135,300
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	38,115	36,430
Total Technology		1,005,989
Energy - 0.1%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	193,550	190,647
Total Senior Floating Rate Interests
(Cost $2,999,257)		2,853,993
COMMERCIAL PAPER†† - 5.1%
Cintas Corporation No. 2
3.56% due 01/03/23[2,7]	4,300,000	4,298,937
Amphenol Corp.
4.37% due 01/03/23[2,7]	4,160,000	4,158,990
McKesson Corp.
2.97% due 01/03/23[2,7]	4,160,000	4,158,921
Dollar General Corp.
4.45% due 01/03/23[2,7]	1,820,000	1,819,550
Total Commercial Paper
(Cost $14,436,398)		14,436,398
Total Investments - 97.3%
(Cost $288,032,316)		$274,840,088
Other Assets & Liabilities, net - 2.7%		7,502,524
Total Net Assets - 100.0%		$282,342,612

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	10/26/24	$ 30,000,000	$ 1,991,734	$227	$ 1,991,507
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.65%	Annually	08/10/27	1,600,000	76,095	283	75,812
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	800,000	21,557	285	21,272
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	800,000	18,589	285	18,304
								$ 2,107,975	$1,080	$ 2,106,895

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CZK	Sell	11,783	499 USD	01/20/23	$ (22)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs— See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $204,569,943 (cost $214,675,940), or 72.5% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,301,579 (cost $4,498,022), or 1.5% of total net assets — See Note 6.
5	Security is an interest-only strip.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$21,386,492	$—	$—	$21,386,492
Asset-Backed Securities	—	110,188,521	4,300,000	114,488,521
Collateralized Mortgage Obligations	—	62,088,052	1,487,814	63,575,866
Corporate Bonds	—	58,098,818	—	58,098,818
Senior Floating Rate Interests	—	2,853,993	—	2,853,993
Commercial Paper	—	14,436,398	—	14,436,398
Interest Rate Swap Agreements**	—	2,106,895	—	2,106,895
Total Assets	$21,386,492	$249,772,677	$5,787,814	$276,946,983

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$22	$—	$22

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$4,300,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,487,814	Model Price	Market Comparable Yields	7.7%	—
Total Assets	$5,787,814

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $3,350,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets
Beginning Balance	$ 2,798,292	$ 1,474,249	$ 3,134,543	$ 7,407,084
Purchases/(Receipts)	-	-	-	-
(Sales, maturities and paydowns)/Fundings	(1,850,000)	-	(3,182,186)	(5,032,186)
Amortization of premiums/discounts	-	2	1,108	1,110
Total realized gains (losses) included in earnings	-	-	28,457	28,457
Total change in unrealized appreciation (depreciation) included in earnings	1,708	13,563	18,078	33,349
Transfers into Level 3	3,350,000	-	-	3,350,000
Transfers out of Level 3	-	-	-	-
Ending Balance	$ 4,300,000	$ 1,487,814	$ -	$ 5,787,814
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$ -	$ 13,563	$ -	$ 13,563

*Security has a market value of $0.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/2025	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/2024	5.62%	09/26/2025
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/2025	10.17%	09/25/2026
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/2024	—	—
GCAT 2022-NQM4 Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/2026	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/2024	5.75%	05/26/2025
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/2024	5.65%	08/26/2025
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/2024	5.75%	04/26/2025
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/2025	9.25%0	07/01/2026
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/2024	5.67%	08/26/2025
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/2024	6.12%	06/26/2025
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/2025	7.72%	02/25/2026
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/2024	5.79%	06/26/2025
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/2024	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/2023	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/2023	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/2024	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUNDS† - 4.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[1]	9,981,482	$9,981,482
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	2,207,168	2,207,168
Total Money Market Funds
(Cost $12,188,650)		12,188,650
	Face Amount
ASSET-BACKED SECURITIES†† - 37.5%
Collateralized Loan Obligations - 30.1%
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	$7,250,000	6,999,711
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	6,908,061
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,746,048
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,608,021
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,250,000	1,194,112
Sound Point CLO XIX Ltd.
2018-1A A, 5.08% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	3,750,000	3,699,395
BXMT Ltd.
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,2	2,250,000	2,206,921
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,250,000	1,215,063
Parliament CLO II Ltd.
2021-2A A, 6.03% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	3,000,000	2,951,058
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,000,000	2,921,102
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,824,250
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	2,720,566	2,708,491
BRSP Ltd.
2021-FL1 B, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,559,232
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,500,000	2,448,270
MidOcean Credit CLO VII
2020-7A A1R, 5.12% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,247,582	2,217,052
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,300,000	1,246,492
2021-FL2 B, 6.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	949,101
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 5.77% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,157,732
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,000,000	1,953,499

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.5% (continued)
Collateralized Loan Obligations - 30.1% (continued)
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	$1,876,740	$1,821,125
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,800,000	1,748,481
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,668,673
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,668,369
Venture XIV CLO Ltd.
2020-14A ARR, 5.77% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,547,133	1,526,410
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,437,048
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,433,172
Shackleton VIII CLO Ltd.
2017-8A A2R, 5.16% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	1,352,147	1,341,746
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,323,672
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,222,724
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.39% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,250,000	1,206,155
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,164,400
Voya CLO Ltd.
2020-1A AR, 5.14% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,2	1,000,000	984,382
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.51% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,2	989,329	974,943
Cerberus Loan Funding XXXI, LP
2021-1A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	982,035	965,869
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	963,444
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	961,161
BDS Ltd.
2021-FL8 C, 5.89% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	932,060
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	925,125
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.37% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	861,630	856,866

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.5% (continued)
Collateralized Loan Obligations - 30.1% (continued)
Marathon CLO V Ltd.
2017-5A A2R, 6.13% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	$688,716	$683,923
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	63,135	62,988
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	738,955
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	731,767
Wellfleet CLO Ltd.
2020-2A A1R, 5.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	731,495	722,926
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	721,084
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	718,891
LoanCore Issuer Ltd.
2018-CRE1 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	592,312	591,121
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.44% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	288,124
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.01% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	250,000	245,948
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	184,692	184,073
Total Collateralized Loan Obligations		88,329,236
Whole Business - 1.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,980,000	1,945,524
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,200,000	1,109,511
2018-1A, 4.12% due 07/25/48[2]	480,000	454,359
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,237,500	1,045,716
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	445,500	376,483
Total Whole Business		4,931,593
Financial - 1.4%
Madison Avenue Secured Funding Trust Series
2022-1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Station Place Securitization Trust
2022-SP1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	900,000	900,000
Total Financial		4,100,000
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,772,897	1,750,461
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,089,201	863,552

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.5% (continued)
Transport-Aircraft - 1.3% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	$871,942	$764,246
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	746,631	564,541
Total Transport-Aircraft		3,942,800
Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,650,089	2,352,037
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	844,970
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	713,790	595,121
Total Net Lease		3,792,128
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,915,313	1,596,919
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	597,333	501,718
2020-1A, 2.73% due 08/21/45[2]	335,041	303,349
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	812,881	693,122
Total Transport-Container		3,095,108
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	1,918,011
Total Asset-Backed Securities
(Cost $115,219,317)		110,108,876
CORPORATE BONDS†† - 28.4%
Financial - 12.8%
Athene Global Funding
4.38% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,755,887
GA Global Funding Trust
5.09% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,226,615
1.63% due 01/15/26[2]	450,000	399,519
Credit Suisse AG NY
5.09% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,716,162
4.45% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,674,155
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	2,969,786
Morgan Stanley
0.73% due 04/05/24[3]	1,350,000	1,330,637
4.77% (SOFR + 0.95%) due 02/18/26◊	950,000	935,111
Bank of America Corp.
4.64% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,072,909
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,915,716
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,875,772
American Express Co.
4.76% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,798,884
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,696,403
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,560,075
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	1,350,000	1,338,269
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,318,702
Goldman Sachs Group, Inc.
4.61% (SOFR + 0.70%) due 01/24/25◊	1,000,000	985,165
Citigroup, Inc.
4.62% (SOFR + 0.69%) due 01/25/26◊	950,000	928,615
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	881,682
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	843,581
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	804,861
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	767,824
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	734,557
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	728,588
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	350,004
Brighthouse Financial Global Funding
4.50% (SOFR + 0.76%) due 04/12/24◊,2	300,000	297,084

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 12.8% (continued)
Iron Mountain, Inc.
5.00% due 07/15/28[2]	$275,000	$247,000
Nordea Bank Abp
5.68% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	200,000	200,230
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	193,056
Total Financial		37,546,849
Industrial - 3.9%
Boeing Co.
1.95% due 02/01/24	3,050,000	2,938,233
1.43% due 02/04/24	950,000	910,392
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,613,914
3.75% due 06/09/23	700,000	695,904
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,824,962
Berry Global, Inc.
0.95% due 02/15/24	1,200,000	1,136,892
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	789,429
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	661,689
Vontier Corp.
1.80% due 04/01/26	650,000	549,282
Weir Group plc
2.20% due 05/13/26[2]	200,000	177,369
Jabil, Inc.
1.70% due 04/15/26	200,000	177,229
Total Industrial		11,475,295
Consumer, Non-cyclical - 2.7%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,013,323
1.15% due 06/07/24[2]	700,000	647,372
2.05% due 04/15/26[2]	700,000	608,354
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,670,917
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,278,879
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	970,372
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	953,300
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	464,748
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	296,605
Block, Inc.
2.75% due 06/01/26	100,000	89,340
Total Consumer, Non-cyclical		7,993,210
Technology - 2.5%
HCL America, Inc.
1.38% due 03/10/26[2]	2,200,000	1,945,263
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,786,067
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,435,546
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,198,554
Skyworks Solutions, Inc.
0.90% due 06/01/23	1,000,000	980,218
Total Technology		7,345,648
Utilities - 2.3%
NextEra Energy Capital Holdings, Inc.
4.79% (SOFR Compounded Index + 0.54%) due 03/01/23◊	2,750,000	2,748,787
CenterPoint Energy Resources Corp.
5.28% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	1,668,000	1,667,152
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,293,235
ONE Gas, Inc.
1.10% due 03/11/24	946,000	907,086
Total Utilities		6,616,260
Communications - 1.6%
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,330,162
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,316,258
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	857,534
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	458,206
2.25% due 02/15/26	200,000	181,928
Paramount Global
4.75% due 05/15/25	330,000	324,877
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	239,000	217,118
Total Communications		4,686,083
Energy - 1.1%
Enbridge, Inc.
4.45% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,840,335
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,282,294
Total Energy		3,122,629
Consumer, Cyclical - 1.1%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	2,150,000	2,044,569

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 28.4% (continued)
Consumer, Cyclical - 1.1% (continued)
Hyatt Hotels Corp.
1.80% due 10/01/24	$1,150,000	$1,077,563
Total Consumer, Cyclical		3,122,132
Basic Materials - 0.4%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	674,563
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	649,886
Total Basic Materials		1,324,449
Total Corporate Bonds
(Cost $88,023,412)		83,232,555
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.7%
Residential Mortgage-Backed Securities - 17.3%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	3,094,749	2,893,600
2021-5, 1.79% due 06/25/26[2,4]	1,230,543	1,114,230
2021-8, 1.74% (WAC) due 09/25/26◊,2	600,420	537,941
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	1,873,898	1,767,874
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	810,324	774,266
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	815,135	735,859
2020-NQM1, 1.21% due 05/25/65[2,4]	667,976	605,579
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	595,252	543,834
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,711,804	2,437,280
2022-R1, 3.13% due 01/29/70[2,4]	1,206,772	1,068,822
2021-HE1, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	339,377	334,362
2021-HE2, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	193,294	191,053
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	979,839	888,905
2021-6, 1.89% (WAC) due 10/25/66◊,2	752,596	603,293
2021-5, 1.37% (WAC) due 09/25/66◊,2	757,949	574,488
2019-4, 2.85% due 11/25/59[2,4]	353,552	335,372
2021-4, 1.35% (WAC) due 07/25/66◊,2	352,500	262,677
2020-1, 2.42% due 01/25/60[2,4]	254,166	239,276
2019-4, 2.64% due 11/25/59[2,4]	189,239	179,503
2021-3, 1.44% (WAC) due 06/25/66◊,2	201,626	159,456
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,681,009	2,402,846
2022-SP1, 5.25% due 07/25/62[2,4]	771,380	742,656
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	1,211,066	1,082,562
2021-GS3, 1.75% due 07/25/61[2,4]	1,192,943	1,078,294
2021-GS2, 1.75% due 04/25/61[2,4]	469,442	424,325
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,070,675
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	882,801	824,208
2019-1A, 3.50% (WAC) due 10/25/59◊,2	866,625	798,225
2017-5A, 5.89% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,2	299,182	292,549
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,765,066	1,630,518
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.53% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	1,652,208	1,589,992
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,620,675	1,512,025
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,301,967	994,426
2022-1, 3.29% (WAC) due 12/25/66◊,2	610,916	502,741
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,545,555	1,480,964

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.7% (continued)
Residential Mortgage-Backed Securities - 17.3% (continued)
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	$1,638,885	$1,469,846
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	988,134	893,327
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	542,827	523,361
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	596,839	571,193
2017-6, 2.75% (WAC) due 10/25/57◊,2	487,343	464,756
2017-5, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	381,284	377,327
FKRT
2.21% due 11/30/58†††,5	1,450,000	1,391,826
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,203,249
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,137,970	1,050,372
NovaStar Mortgage Funding Trust Series
2007-2, 4.59% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,080,776	1,040,151
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,068,986	1,008,597
HarborView Mortgage Loan Trust
2006-14, 4.64% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	1,053,180	897,783
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	865,500	838,007
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	687,557	661,738
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	171,860	165,893
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 4.96% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	719,699	707,198
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	460,486	410,610
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	262,195	257,729
Encore Credit Receivables Trust
2005-2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	610,874	599,888
Banc of America Funding Trust
2015-R2, 4.65% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	567,402	553,279
Alternative Loan Trust
2007-OA7, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	592,645	494,941
Nationstar Home Equity Loan Trust
2007-B, 4.61% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	373,432	370,372
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	368,917	351,173
Morgan Stanley Home Equity Loan Trust
2006-2, 4.95% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	258,463	252,316
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 5.33% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	182,611	180,534
CSMC Series
2014-2R, 3.34% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	176,584	174,207

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.7% (continued)
Residential Mortgage-Backed Securities - 17.3% (continued)
CIT Mortgage Loan Trust
2007-1, 5.74% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	$127,639	$126,910
FBR Securitization Trust
2005-2, 5.14% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	76,748	76,157
Structured Asset Investment Loan Trust
2005-2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	54,514	53,951
Countrywide Asset-Backed Certificates
2006-6, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	45,449	45,347
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	42,323	39,966
Total Residential Mortgage-Backed Securities		50,926,680
Commercial Mortgage-Backed Securities - 4.4%
BX Commercial Mortgage Trust
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,274,506
2022-LP2, 5.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	974,809	917,950
WMRK Commercial Mortgage Trust 2022-WMRK
2022-WMRK, 7.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,889,084
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	51,600,294	1,565,491
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,6	42,677,177	1,445,903
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	809,467
Life Mortgage Trust
2021-BMR, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	$700,687
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,6	26,724,982	523,013
BXHPP Trust
2021-FILM, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,741
KKR Industrial Portfolio Trust
2021-KDIP, 5.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	177,909
Total Commercial Mortgage-Backed Securities		12,753,751
Total Collateralized Mortgage Obligations
(Cost $68,405,698)		63,680,431
SENIOR FLOATING RATE INTERESTS††,◊ - 2.3%
Technology - 0.7%
Dun & Bradstreet
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	668,996	661,711
CoreLogic, Inc.
7.94% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	692,982	576,042
VT TopCo, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	564,561	545,743
MACOM Technology Solutions Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	226,282	225,151
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	31,196	29,817
Total Technology		2,038,464
Industrial - 0.5%
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	995,000	871,511

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.3% (continued)
Industrial - 0.5% (continued)
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	$720,000	$739,620
Total Industrial		1,611,131
Consumer, Non-cyclical - 0.5%
Elanco Animal Health, Inc.
5.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	680,839	652,645
Pearl Intermediate Parent LLC
7.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	492,366	461,372
Agiliti
6.88% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26	296,154	288,380
Total Consumer, Non-cyclical		1,402,397
Energy - 0.2%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	680,388	670,182
Financial - 0.2%
Alliant Holdings Intermediate LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	670,344	660,885
Basic Materials - 0.1%
Messer Industries USA, Inc.
7.23% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	296,910	293,941
Communications - 0.1%
CSC Holdings LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 07/17/25	186,047	175,349
Total Senior Floating Rate Interests
(Cost $7,207,649)		6,852,349
COMMERCIAL PAPER†† - 4.9%
Cintas Corporation No. 2
3.56% due 01/03/23[2,7]	4,800,000	4,798,813
Amphenol Corp.
4.37% due 01/03/23[2,7]	4,400,000	4,398,932
McKesson Corp.
2.97% due 01/03/23[2,7]	4,400,000	4,398,859
Dollar General Corp.
4.45% due 01/03/23[2,7]	760,000	759,812
Total Commercial Paper
(Cost $14,356,416)		14,356,416
Total Investments - 98.9%
(Cost $305,401,142)		$290,419,277
Other Assets & Liabilities, net - 1.1%		3,343,730
Total Net Assets - 100.0%		$293,763,007

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$ 975,378	$ 89	$ 975,289
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	455,327	266	455,061
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	106,508	253	106,255
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	105,513	220	105,293
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	79,324	273	79,051
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	79,001	253	78,748
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	76,086	248	75,838
								$1,877,137	$ 1,602	$1,875,535

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $203,013,492 (cost $214,205,519), or 69.1% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,091,045 (cost $4,281,491), or 1.4% of total net assets — See Note 6.
6	Security is an interest-only strip.
7	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$12,188,650	$—	$—	$12,188,650
Asset-Backed Securities	—	106,008,876	4,100,000	110,108,876
Corporate Bonds	—	83,232,555	—	83,232,555
Collateralized Mortgage Obligations	—	62,288,605	1,391,826	63,680,431
Senior Floating Rate Interests	—	6,852,349	—	6,852,349
Commercial Paper	—	14,356,416	—	14,356,416
Interest Rate Swap Agreements**	—	1,875,535	—	1,875,535
Total Assets	$12,188,650	$274,614,336	$5,491,826	$292,294,812

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$545	$545

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$4,100,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,391,826	Model Price	Market Comparable Yields	7.7%	—
Total Assets	$5,491,826
Liabilities:
Unfunded Loan Commitments	$545	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2022, the Fund had securities with a total value of $3,200,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets	Unfunded Loan Commitments

Beginning Balance	$2,748,291	$1,379,136	$3,083,869	$7,211,296	$(817)
Purchases/(Receipts)	-	-	-	-	-
(Sales, maturities and paydowns)/Fundings	(1,850,000)	-	(3,130,742)	(4,980,742)	-
Amortization of premiums/discounts	-	2	1,090	1,092	-
Total realized gains (losses) included in earnings	-	-	27,997	27,997	-
Total change in unrealized appreciation (depreciation) included in earnings	1,709	12,688	17,786	32,183	272
Transfers into Level 3	3,200,000	-	-	3,200,000	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$4,100,000	$1,391,826	$-	$5,491,826	$(545)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$-	$12,688	$-	$12,688	$272

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/2025	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/2024	5.62%	09/26/2025
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/2024	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/2024	5.75%	05/26/2025
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/2024	5.65%	08/26/2025
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/2024	5.75%	04/26/2025
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/2024	5.67%	08/26/2025
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/2025	9.25%	07/01/2026
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/2024	6.12%	06/26/2025
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/2025	7.72%	02/25/2026
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/2024	5.79%	06/26/2025
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/2024	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/2023	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/2023	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/2024	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUND† - 9.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.90%[1]	6,350,975	$6,350,975
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[1]	5,156,507	5,156,507
Total Money Market Fund
(Cost $11,507,482)		11,507,482
	Face Amount
ASSET-BACKED SECURITIES†† - 37.5%
Collateralized Loan Obligations - 30.6%
BCC Middle Market CLO LLC
2021-1A A1R, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	$2,750,000	$2,655,063
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 5.79% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	2,750,000	2,650,233
Lake Shore MM CLO III LLC
2021-2A A1R, 5.56% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,645,640
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.46% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,443,208
2021-2A B, 6.08% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	750,000	716,467
BXMT Ltd.
2020-FL2 AS, 5.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,2	1,000,000	980,854
2020-FL3 AS, 5.67% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	750,000	729,038
Sound Point CLO XIX Ltd.
2018-1A A, 5.08% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	1,500,000	1,479,758
KVK CLO 2013-1 Ltd.
2017-1A BR, 5.46% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28◊,2	1,403,147	1,395,214
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 5.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	1,250,000	1,217,126
Woodmont Trust
2020-7A A1A, 5.98% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,090,061
Cerberus Loan Funding XXXVI, LP
2021-6A A, 5.48% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,031,939	1,027,359
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.83% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	1,000,000	979,308
Cerberus Loan Funding XXX, LP
2020-3A A, 5.93% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	978,179
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 5.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	963,444
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.70% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	961,161
CHCP Ltd.
2021-FL1 A, 5.49% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	938,370	910,563
MidOcean Credit CLO VII
2020-7A A1R, 5.12% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	899,033	886,821
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 5.38% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	850,000	830,237

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.5% (continued)
Collateralized Loan Obligations - 30.6% (continued)
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 5.77% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	$750,000	$719,244
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 5.97% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	718,524
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.28% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	716,586
Cerberus Loan Funding XXXV, LP
2021-5A A, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	715,145
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.06% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	715,015
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 5.76% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	679,965
Venture XIV CLO Ltd.
2020-14A ARR, 5.77% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	663,057	654,176
Cerberus Loan Funding XXVI, LP
2021-1A AR, 5.58% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	500,000	492,636
Parliament CLO II Ltd.
2021-2A A, 6.03% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	500,000	491,843
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 5.63% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	490,249
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 5.78% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	487,845
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 5.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	500,000	480,723
LCCM Trust
2021-FL3 A, 5.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	500,000	479,420
Cerberus Loan Funding XXXIII, LP
2021-3A A, 5.64% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	479,260
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.62% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	465,760
HERA Commercial Mortgage Ltd.
2021-FL1 B, 5.94% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	465,514
BRSP Ltd.
2021-FL1 B, 6.24% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	465,315
Wellfleet CLO Ltd.
2020-2A A1R, 5.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	365,748	361,463
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.37% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	354,789	352,827
LoanCore Issuer Ltd.
2018-CRE1 AS, 5.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	296,156	295,561

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.5% (continued)
Collateralized Loan Obligations - 30.6% (continued)
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.44% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	$250,000	$240,103
Newfleet CLO Ltd.
2018-1A A1R, 5.19% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	61,564	61,358
Marathon CLO V Ltd.
2017-5A A1R, 5.55% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	24,672	24,615
Total Collateralized Loan Obligations		35,592,881
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	689,460	680,735
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	746,631	564,541
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	348,777	305,698
Total Transport-Aircraft		1,550,974
Financial - 1.3%
Madison Avenue Secured Funding Trust Series
2022-1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Station Place Securitization Trust
2022-SP1, 6.13% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Madison Avenue Secured Funding Trust
2021-1, 5.07% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	350,000	350,000
Total Financial		1,550,000
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	851,250	709,742
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	256,000	215,022
2020-1A, 2.73% due 08/21/45[2]	186,134	168,527
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	406,440	346,561
Total Transport-Container		1,439,852
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,204,586	1,069,108
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	285,516	238,048
Total Net Lease		1,307,156
Whole Business - 1.0%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	792,000	778,210
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	495,000	418,286
Total Whole Business		1,196,496
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,065,562
Total Asset-Backed Securities
(Cost $45,680,169)		43,702,921
CORPORATE BONDS†† - 24.3%
Financial - 10.2%
GA Global Funding Trust
5.09% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,222,203
1.63% due 01/15/26[2]	200,000	177,564
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,341,426
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,142,225

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 24.3% (continued)
Financial - 10.2% (continued)
Capital One Financial Corp.
5.18% (SOFR + 1.35%) due 05/09/25◊	$750,000	$740,949
American Express Co.
4.76% (SOFR + 0.93%) due 03/04/25◊	700,000	699,566
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	700,000	659,712
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	600,000	597,478
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	600,000	594,786
Equinix, Inc.
1.45% due 05/15/26	650,000	571,438
Credit Suisse AG NY
5.09% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	556,593
Bank of Nova Scotia
4.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	350,000	349,445
Morgan Stanley
4.77% (SOFR + 0.95%) due 02/18/26◊	350,000	344,515
Citigroup, Inc.
4.62% (SOFR + 0.69%) due 01/25/26◊	350,000	342,121
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	328,059
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	324,830
Mizuho Financial Group, Inc.
5.51% due 09/13/28[3]	300,000	300,055
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	300,007
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	300,000	287,934
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	284,069
Nordea Bank Abp
5.68% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	250,000	250,287
Jefferies Financial Group, Inc.
5.50% due 10/18/23	150,000	150,002
Brighthouse Financial Global Funding
4.50% (SOFR + 0.76%) due 04/12/24◊,2	150,000	148,542
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	112,272
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	96,528
Total Financial		11,922,606
Consumer, Non-cyclical - 3.6%
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	337,774
1.15% due 06/07/24[2]	300,000	277,445
2.05% due 04/15/26[2]	300,000	260,723
Global Payments, Inc.
1.50% due 11/15/24	700,000	649,801
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	615,757
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	369,666
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	343,089
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	333,655
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	300,000	284,212
CVS Health Corp.
4.00% due 12/05/23	250,000	247,167
Stryker Corp.
3.38% due 05/15/24	250,000	244,136
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	148,303
Block, Inc.
2.75% due 06/01/26	100,000	89,340
Total Consumer, Non-cyclical		4,201,068
Industrial - 3.0%
Ryder System, Inc.
3.35% due 09/01/25	800,000	759,489
3.75% due 06/09/23	300,000	298,245
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	842,290
Berry Global, Inc.
0.95% due 02/15/24	450,000	426,335
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	325,059
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	308,788
Vontier Corp.
1.80% due 04/01/26	300,000	253,515
Weir Group plc
2.20% due 05/13/26[2]	200,000	177,369
Jabil, Inc.
1.70% due 04/15/26	100,000	88,614
Total Industrial		3,479,704
Technology - 2.7%
HCL America, Inc.
1.38% due 03/10/26[2]	1,000,000	884,210

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
CORPORATE BONDS†† - 24.3% (continued)
Technology - 2.7% (continued)
Microchip Technology, Inc.
2.67% due 09/01/23	$720,000	$706,576
Infor, Inc.
1.45% due 07/15/23[2]	690,000	673,828
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	488,300
Skyworks Solutions, Inc.
0.90% due 06/01/23	400,000	392,087
Total Technology		3,145,001
Utilities - 1.8%
NextEra Energy Capital Holdings, Inc.
4.79% (SOFR Compounded Index + 0.54%) due 03/01/23◊	1,250,000	1,249,449
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	622,668
OGE Energy Corp.
0.70% due 05/26/23	250,000	245,569
Total Utilities		2,117,686
Communications - 1.1%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	499,270
Rogers Communications, Inc.
2.95% due 03/15/25[2]	350,000	333,486
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	183,282
2.25% due 02/15/26	100,000	90,964
Paramount Global
4.75% due 05/15/25	132,000	129,951
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	102,000	92,661
Total Communications		1,329,614
Consumer, Cyclical - 1.1%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	850,000	808,318
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	421,655
Total Consumer, Cyclical		1,229,973
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	650,000	617,401
Basic Materials - 0.3%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	299,947
Total Corporate Bonds
(Cost $30,001,379)		28,343,000
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8%
Residential Mortgage-Backed Securities - 16.0%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	851,772	803,579
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	486,194	464,560
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	396,835	362,556
2020-NQM1, 1.21% due 05/25/65[2,4]	315,770	286,274
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	285,297	257,551
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,203,513	1,125,289
2021-5, 1.79% due 06/25/26[2,4]	533,235	482,833
2021-8, 1.74% (WAC) due 09/25/26◊,2	247,232	221,505
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	534,768	483,373
2021-GS4, 1.65% due 11/25/60[2,4]	403,689	360,854
2021-GS2, 1.75% due 04/25/61[2,4]	195,601	176,802
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	482,709	427,529
2021-C, 1.62% due 03/01/61[2,4]	387,401	348,183
2021-HE1, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	145,447	143,298
2021-HE2, 4.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	82,840	81,880
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	766,003	686,527
2022-SP1, 5.25% due 07/25/62[2,4]	289,268	278,496
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	963,105
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.53% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	959,739	923,705
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	494,067	446,663
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	248,796	239,874
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	464,134	421,060
2020-1, 2.42% due 01/25/60[2,4]	101,666	95,711

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage-Backed Securities - 16.0% (continued)
2019-4, 2.64% due 11/25/59[2,4]	$94,619	$89,752
2021-3, 1.44% (WAC) due 06/25/66◊,2	86,411	68,338
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	358,638	334,834
2019-1A, 3.50% (WAC) due 10/25/59◊,2	351,334	323,605
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	702,379	629,934
Home Equity Loan Trust
2007-FRE1, 4.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	667,391	622,649
Verus Securitization Trust 2022-4
2022-4, 4.74% (WAC) due 04/25/67◊,2	658,883	614,042
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.02% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	563,673	540,117
FKRT
2.21% due 11/30/58†††,5	550,000	527,934
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	481,300
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	510,125	470,856
Soundview Home Loan Trust
2006-OPT5, 4.67% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	487,768	460,213
HarborView Mortgage Loan Trust
2006-14, 4.64% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	526,590	448,892
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	432,750	419,003
NovaStar Mortgage Funding Trust Series
2007-2, 4.59% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	422,485	406,604
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	248,683	237,997
2017-5, 4.99% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	158,269	156,626
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	230,243	205,305
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	116,531	114,546
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 4.96% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	306,255	300,935
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	218,184	179,551
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	184,459	175,586
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	171,860	165,893
CSMC Series
2014-2R, 3.34% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	149,115	147,108
CIT Mortgage Loan Trust
2007-1, 5.74% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	97,352	96,796
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	90,948	79,254
FBR Securitization Trust
2005-2, 5.14% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	76,748	76,157

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage-Backed Securities - 16.0% (continued)
Structured Asset Investment Loan Trust
2005-2, 5.12% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	$54,514	$53,951
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	33,859	31,973
Countrywide Asset-Backed Certificates
2006-6, 4.73% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	29,408	29,342
Total Residential Mortgage-Backed Securities		18,570,300
Commercial Mortgage-Backed Securities - 4.8%
BX Commercial Mortgage Trust
2021-VOLT, 5.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,169,466
2022-LP2, 5.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	464,195	437,119
WMRK Commercial Mortgage Trust 2022-WMRK
2022-WMRK, 7.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,145,671
MTN Commercial Mortgage Trust 2022-LPFL
2022-LPFL, 7.28% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	759,992
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,6	21,033,816	693,153
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	333,310
Life Mortgage Trust
2021-BMR, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	326,987
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	9,873,015	313,492
BXHPP Trust
2021-FILM, 5.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	224,871
KKR Industrial Portfolio Trust
2021-KDIP, 5.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	177,909
Total Commercial Mortgage-Backed Securities		5,581,970
Total Collateralized Mortgage Obligations
(Cost $25,668,943)		24,152,270
SENIOR FLOATING RATE INTERESTS††,◊ - 1.4%
Industrial - 0.5%
Hunter Douglas, Inc.
7.86% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	348,250	305,029
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	270,000	277,357
Total Industrial		582,386
Technology - 0.5%
Dun & Bradstreet
7.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	286,713	283,591
VT TopCo, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	217,602	210,349
MACOM Technology Solutions Holdings, Inc.
6.63% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	54,120
Boxer Parent Company, Inc.
8.13% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	17,357	16,590
Total Technology		564,650
Financial - 0.2%
Alliant Holdings Intermediate LLC
7.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	294,656	290,499
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
7.98% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	98,210	94,834

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.4% (continued)
Energy - 0.1%
ITT Holdings LLC
7.13% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	$65,175	$64,197
Total Senior Floating Rate Interests
(Cost $1,659,374)		1,596,566
COMMERCIAL PAPER†† - 5.2%
Cintas Corporation No. 2
3.56% due 01/03/23[2,7]	1,800,000	1,799,555
Amphenol Corp.
4.37% due 01/03/23[2,7]	1,740,000	1,739,577
McKesson Corp.
2.97% due 01/03/23[2,7]	1,740,000	1,739,549
Dollar General Corp.
4.45% due 01/03/23[2,7]	760,000	759,812
Total Commercial Paper
(Cost $6,038,493)		6,038,493
Total Investments - 99.1%
(Cost $120,555,840)		$115,340,732
Other Assets & Liabilities, net - 0.9%		1,096,609
Total Net Assets - 100.0%		$116,437,341

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$ 9,700,000	$ 334,317	$ 78	$ 334,239
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	197,308	255	197,053
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	54,631	178	54,453
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	41,033	219	40,814
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	30,633	250	30,383
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	8,084	282	7,802
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	6,971	283	6,688
								$ 672,977	$ 1,545	$ 671,432

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $80,506,081 (cost $84,585,297), or 69.1% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,494,978 (cost $1,568,610), or 1.3% of total net assets — See Note 6.
6	Security is an interest-only strip.
7	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$ 11,507,482	$ —	$ —	$ 11,507,482
Asset-Backed Securities	—	42,152,921	1,550,000	43,702,921
Corporate Bonds	—	28,343,000	—	28,343,000
Collateralized Mortgage Obligations	—	23,624,336	527,934	24,152,270
Senior Floating Rate Interests	—	1,596,566	—	1,596,566
Commercial Paper	—	6,038,493	—	6,038,493
Interest Rate Swap Agreements**	—	671,432	—	671,432
Total Assets	$ 11,507,482	$ 102,426,748	$ 2,077,934	$ 116,012,164

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$ —	$ —	$ 210	$ 210

** This derivative is reported as unrealized appreciation/depreciation at period end. The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$1,550,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	527,934	Model Price	Market Comparable Yields	7.7%	—
Total Assets	$2,077,934
Liabilities:
Unfunded Loan Commitments	$210	Model Price	Purchase Price	—	—

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair of value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For theperiod ended December 31, 2022, the Fund had securities with a total value of $1,200,000 transfer into Level 3 from Level 2 due to alack of observable inputs.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2022:

	Assets				Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,099,307	$523,121	$1,245,130	$2,867,558	$(315)
Purchases/(Receipts)	—	—	—	—	—
(Sales, maturities and paydowns)/Fundings	(750,000)	—	(1,264,055)	(2,014,055)	—
Amortization of premiums/discounts	—	—	440	440	—
Total realized gains (losses) included in earnings	—	—	11,304	11,304	—
Total change in unrealized appreciation (depreciation) included in earnings	693	4,813	7,181	12,687	105
Transfers into Level 3	1,200,000	—	—	1,200,000	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$1,550,000	$527,934	$—	$2,077,934	$(210)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2022	$—	4,813		$4,813	$105

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/2025	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/2024	5.62%	09/26/2025
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/2024	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/2024	5.75%	05/26/2025
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/2024	5.65%	08/26/2025
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/2024	5.75%	04/26/2025
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/2024	5.67%	08/26/2025
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/2025	9.25%	07/01/2026
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/2024	6.12%	06/26/2025
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/2025	7.72%	02/25/2026
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/2024	5.79%	06/26/2025
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/2024	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/2023	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/2024	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day's spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of an instrument that distributes cash flows typically based upon some rate of interest.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$ 288,032,369	$ 2,195,605	$ (13,281,013)	$ (11,085,408)
Guggenheim Strategy Fund III	305,401,185	1,948,646	(15,055,019)	(13,106,373)
Guggenheim Variable Insurance Strategy Fund III	120,555,864	695,120	(5,239,030)	(4,543,910)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Guggenheim Strategy Fund III
	VT TopCo, Inc.	08/01/25	$16,344	$545
Guggenheim Variable Insurance Strategy Fund III
	VT TopCo, Inc.	08/01/25	6,300	210

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$686,984	$661,738
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	171,842	165,893
	FKRT
	2.21% due 11/30/58	09/24/21	1,549,994	1,487,814
	LSTAR Securities Investment Ltd.
	2021-1 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	460,486	410,610
	LSTAR Securities Investment Ltd.
	2021-2 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	378,726	372,275
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,990	1,203,249
			$4,498,022	$4,301,579
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$ 686,984	$ 661,738
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	171,842	165,893
	FKRT
	2.21% due 11/30/58	09/24/21	1,449,995	1,391,826
	LSTAR Securities Investment Ltd.
	2021-1 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	460,486	410,610
	LSTAR Securities Investment Ltd.
	2021-2 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	262,195	257,729
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,989	1,203,249
			$4,281,491	$4,091,045

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Guggenheim Variable Insurance Strategy Fund III
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	171,842	165,893
FKRT
2.21% due 11/30/58	09/24/21	549,998	527,934
LSTAR Securities Investment Ltd.
2021-1, 5.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	230,243	205,305
LSTAR Securities Investment Ltd.
2021-2, 5.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	116,531	114,546
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	499,996	481,300
		$1,568,610	$1,494,978

1	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended period. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.